Document and Entity Information	Jun. 11, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 11, 2024
Entity File Number	001-40122
Entity Registrant Name	ARYA SCIENCES ACQUISITION CORP IV
Entity Central Index Key	0001838821
Entity Incorporation, State or Country Code	KY
Entity Tax Identification Number	98-1574672
Entity Address, Address Line One	51 ASTOR PLACE, 10TH FLOOR
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	212
Local Phone Number	284-2300
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	ARYD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false